SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Apr. 11, 2024	Mar. 09, 2024	Jun. 17, 2020	Mar. 31, 2024	Sep. 30, 2023	Jan. 17, 2023	Sep. 30, 2022	Jun. 24, 2020	Dec. 11, 2019
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value		$ 0.001			$ 0.001		$ 0.001		$ 0.0001
Ordinary shares, shares authorized		270,000,000			270,000,000		270,000,000		500,000,000
Ordinary shares, shares outstanding				1,413,867	1,173,867	275,000	839,623	516,667
Reverse stock split, description	1-for-10	1-for-10	1-for-3 shares
Ordinary shares, shares issued			1,550,000		1,173,867	275,000	839,623	516,667
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value				$ 0.001	$ 0.001		$ 0.001
Ordinary shares, shares authorized				270,000,000	270,000,000		270,000,000
Ordinary shares, shares outstanding				1,413,867	1,173,867		839,623
Ordinary shares, shares issued				1,413,867	1,173,867